INVENTORIES - Cost of goods (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Amount of inventories recognized as an expense	₽ 38,233	₽ 65,818	₽ 58,677
Inventory obsolescence provision	3,833	1,625	1,465
Reversal of obsolescence provision	(913)	(169)	(570)
Total cost of goods	₽ 41,153	₽ 67,274	₽ 59,572